Shareholders equity (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Shares issued to settle contingent consideration	264,614
Shares issued for Marketing Arrangement (Note 16)		1,348,921
Contingent shares issued in the Qualifying Transaction		25,000
Unlimited Common Stock [Member] | Private Placement [Member]
Shares issued, Shares		6,313,500
Unlimited Common Stock [Member] | Calma [Member]
Shares issued for the Qualifying Transaction		458,898
Unlimited Common Stock [Member]
Shares issued to settle contingent consideration		24,584
Begining balance, share	97,065,092	0
Shares issued to settle contingent consideration	305,325
Shares issued for Marketing Arrangement (Note 16)	4,926,165	2,376,425
Shares issued for vested RSUs and PSUs (Note 19)	590,707
Shares issued for vested RSUs (Note 20)		455,058
Shares issued for acquisition of Calma (Note 10)	1,762,425
Ending balance,shares	104,914,328	97,065,092
Contingent shares issued in the Qualifying Transaction		25,000
Share repurchases under repurchase agreements		(1,725,000)
Share repurchases under normal course issuer bids		(157,600)
Shares issued for options exercised		3,313
Conversion of Class B shares		14,655,547
Conversion of Class A restricted voting shares		31,407,336
Shares issued to extinguish liabilities in the Qualifying Transaction		336,856
Shares issued for the Qualifying Transaction		42,891,175